BORROWINGS (Details) (USD $)	12 Months Ended				9 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Sep. 30, 2014
Short-term Debt [Line Items]
Short term bank loan	$ 4,100,377		$ 3,181,927		$ 0
Long term debts	180,417		175,006		2,616,610
Agricultural Bank Of China Huang Yuan Country Branch Prc [Member]
Short-term Debt [Line Items]
Interest rate	6.00%		6.00%
Debt Instrument, Issuance Date	Aug. 30, 2013		Aug. 30, 2012
Debt Instrument, Maturity Date	Aug. 29, 2014		Aug. 29, 2013
Short term bank loan	4,100,377	[1],[2]	3,181,927	[1],[2]
Agricultural Bank Of China Huang Yuan Country Branch Prc [Member] | Long-term Debt [Member]
Short-term Debt [Line Items]
Interest rate	6.40%				6.40%
Debt Instrument, Issuance Date	Jan. 03, 2014				Jan. 03, 2014
Debt Instrument, Maturity Date	Dec. 17, 2018				Dec. 17, 2018
Long term debts	0				2,437,836	[1],[3],[4]
Agricultural Bank Of China Huang Yuan Country Branch Prc [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Interest rate	6.00%				6.00%
Debt Instrument, Issuance Date	Aug. 30, 2012				Aug. 30, 2013
Debt Instrument, Maturity Date	Aug. 29, 2013				Aug. 29, 2014
Short term bank loan	4,100,377	[1],[3]			0	[1],[3]
Bo Huang Country [Member]
Short-term Debt [Line Items]
Interest rate	12.22%
Debt Instrument, Issuance Date	Jun. 30, 2012
Debt Instrument, Maturity Date	Jun. 30, 2017
Long term debts	180,417		175,006
Bo Huang Country [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Interest rate			12.22%
Debt Instrument, Issuance Date			Jun. 30, 2012
Debt Instrument, Maturity Date			Jun. 30, 2017
Gan Guo Village Committee Bo Huang Town Huangyuan County [Member] | Long-term Debt [Member]
Short-term Debt [Line Items]
Interest rate	12.22%				12.22%
Debt Instrument, Issuance Date	Jun. 30, 2012				Jun. 30, 2012
Debt Instrument, Maturity Date	Jun. 30, 2017				Jun. 30, 2017
Long term debts	$ 180,417				$ 178,774

[1]	personal and corporate guaranteed by third parties.
[2]	secured by land use rights with net carrying amount of $515,026 (2012: $528,240).
[3]	secured by land use rights with net carrying amount of $500,712 (12.31.2013: $515,026).
[4]	repayable $325,092, $650,184, $650,184 and $812,376 in 2015, 2016, 2017 and 2018, respectively.